Net Asset Acquired and Liabilities Assumed and Goodwill Arising (Detail) - USD ($) $ in Thousands										1 Months Ended	12 Months Ended
		Oct. 06, 2015	May. 05, 2015	Oct. 31, 2014	Oct. 15, 2014	Sep. 02, 2013	Jun. 28, 2013	May. 14, 2013	Jan. 28, 2013	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Trade accounts receivable, net											$ 35,717	$ 35,408
Goodwill											297,434	245,369	$ 84,843
Payment of contingent consideration											22,105	2,250	$ 2,648
Redemption of Class B-1 shares											25,200
Privax Ltd
Business Acquisition [Line Items]
Cash and cash equivalents			$ 4,983
Trade accounts receivable, net			1,108
Property and equipment			341
Intangible assets			18,415
Other assets acquired			1,354
Deferred tax liabilities, net			(5,503)
Other liabilities assumed			(6,210)
Goodwill	[1]		47,138
Total purchase consideration			61,626
Acquired intangible assets	[2]		18,415
Cash consideration			35,874
Deferred consideration	[3]		8,454
Contingent consideration	[4]		17,298
Total purchase consideration			61,626
Privax Ltd | Developed Technology
Business Acquisition [Line Items]
Acquired intangible assets			$ 6,224
Finite lived intangible assets useful life			3 years
Privax Ltd | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets			$ 3,751
Finite lived intangible assets useful life			8 years
Privax Ltd | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets			$ 8,440
Finite lived intangible assets useful life			2 years
Flayvr Media Ltd
Business Acquisition [Line Items]
Intangible assets	[5]	$ 1,461
Other liabilities assumed		(28)
Goodwill	[6]	2,443
Total purchase consideration		4,061
Cash consideration		2,500
Deferred consideration	[7]	490
Contingent consideration	[8]	1,071
Total purchase consideration		4,061
Deferred taxes		$ 185
Flayvr Media Ltd | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life		3 years
Location Labs
Business Acquisition [Line Items]
Cash and cash equivalents												10,384
Property and equipment												3,070
Deferred tax liabilities, net												(22,400)
Other liabilities assumed												(3,694)
Goodwill	[9]											151,869
Total purchase consideration												181,924
Acquired intangible assets					$ 74,718
Cash consideration												116,221
Deferred consideration	[10]											18,859
Contingent consideration	[11]											33,856
Total purchase consideration												181,924
Repayment of Location Labs external borrowings (current and non-current)												8,120
Location Labs transaction costs paid by AVG	[12]											4,868
Payment of contingent consideration											$ 21,352
Long-term liabilities, excluding Class B share redemption												(950)
Net assets (liabilities) acquired												69,553
Class B share redemption	[13]											(39,498)
Location Labs | Maximum
Business Acquisition [Line Items]
Redemption of Class B-1 shares										$ 25,200
Location Labs | Provisional amount
Business Acquisition [Line Items]
Cash and cash equivalents												10,384
Property and equipment												3,070
Deferred tax liabilities, net												(22,894)
Other liabilities assumed												(3,181)
Goodwill	[9]											147,641
Total purchase consideration												177,715
Cash consideration												116,221
Deferred consideration	[10]											14,650
Contingent consideration	[11]											33,856
Total purchase consideration												177,715
Repayment of Location Labs external borrowings (current and non-current)												8,120
Location Labs transaction costs paid by AVG	[12]											4,868
Long-term liabilities, excluding Class B share redemption												(950)
Net assets (liabilities) acquired												69,572
Class B share redemption	[13]											(39,498)
Location Labs | Adjustments
Business Acquisition [Line Items]
Deferred tax liabilities, net												494
Other liabilities assumed												(513)
Goodwill	[9]											4,228
Total purchase consideration												4,209
Deferred consideration	[10]											4,209
Total purchase consideration												4,209
Net assets (liabilities) acquired												(19)
Location Labs | Identifiable intangible assets
Business Acquisition [Line Items]
Intangible assets	[14]											74,718
Location Labs | Identifiable intangible assets | Provisional amount
Business Acquisition [Line Items]
Intangible assets	[14]											74,718
Location Labs | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets												8,425
Location Labs | Other Intangible Assets | Provisional amount
Business Acquisition [Line Items]
Intangible assets												8,425
Location Labs | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets					$ 1,666
Finite lived intangible assets useful life					10 years
Location Labs | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets					$ 64,629
Finite lived intangible assets useful life					7 years
Norman Safeground AS
Business Acquisition [Line Items]
Cash and cash equivalents				$ 3,709
Property and equipment				142
Intangible assets	[15]											7,262
Deferred tax liabilities, net												(1,595)
Goodwill	[16]											13,495
Total purchase consideration												16,609
Total purchase consideration				$ 16,909
Net assets (liabilities) acquired	[17]											(2,553)
Norman Safeground AS | Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful life				7 years
Norman Safeground AS | Provisional amount
Business Acquisition [Line Items]
Intangible assets	[15]											7,262
Deferred tax liabilities, net												(1,025)
Goodwill	[16]											12,925
Total purchase consideration												16,609
Net assets (liabilities) acquired	[17]											(2,553)
Norman Safeground AS | Adjustments
Business Acquisition [Line Items]
Deferred tax liabilities, net												(570)
Goodwill	[16]											$ 570
Norman Safeground AS | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets				$ 572
Norman Safeground AS | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets				$ 5,802
Winco Capital Participacoes LTDA
Business Acquisition [Line Items]
Cash and cash equivalents					$ 4
Property and equipment					33
Intangible assets	[18]				1,041
Goodwill	[19]				2,211
Total purchase consideration					$ 3,205
Finite lived intangible assets useful life					2 years
Cash consideration					$ 1,332
Deferred consideration	[7]				1,873
Total purchase consideration					3,205
Net assets (liabilities) acquired	[20]				(47)
Winco Capital Participacoes LTDA | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets					$ 447
Angle Labs
Business Acquisition [Line Items]
Intangible assets	[21]								$ 3,170
Goodwill									0
Total purchase consideration									3,220
Cash consideration									2,865
Deferred consideration	[7]								355
Total purchase consideration									3,220
Net assets (liabilities) acquired									50
Angle Labs | Developed Technology
Business Acquisition [Line Items]
Acquired intangible assets									$ 3,170
Finite lived intangible assets useful life									3 years
Privacy Choice LLC
Business Acquisition [Line Items]
Intangible assets	[22]							$ 3,480
Goodwill	[23]							360
Total purchase consideration								3,840
Cash consideration								3,200
Deferred consideration	[24]							640
Total purchase consideration								3,840
Privacy Choice LLC | Developed Technology
Business Acquisition [Line Items]
Acquired intangible assets								$ 1,380
Finite lived intangible assets useful life								5 years
LPI Level Platforms Inc
Business Acquisition [Line Items]
Cash and cash equivalents							$ 925
Property and equipment							210
Intangible assets	[25]						19,310
Deferred tax liabilities, net							(406)
Goodwill	[26]						3,513
Total purchase consideration							23,418
Cash consideration							20,130
Deferred consideration	[24]						3,288
Total purchase consideration							23,418
Net assets (liabilities) acquired	[27]						1,001
LPI Level Platforms Inc | Developed Technology
Business Acquisition [Line Items]
Acquired intangible assets							$ 8,560
Finite lived intangible assets useful life							5 years
LPI Level Platforms Inc | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets							$ 10,750
Finite lived intangible assets useful life							5 years
ASR Technologies Ab
Business Acquisition [Line Items]
Intangible assets	[28]					$ 2,341
Goodwill						0
Total purchase consideration						2,341
Cash consideration						1,491
Deferred consideration	[29]					850
Total purchase consideration						2,341
ASR Technologies Ab | Developed Technology
Business Acquisition [Line Items]
Acquired intangible assets						$ 2,341
Finite lived intangible assets useful life						3 years

[1]	The goodwill primarily represents the Company's expectation of synergies from the integration of Privax products with the Company's existing solutions and is allocated to the Company's Consumer segment. The balance of goodwill is not expected to be deductible for tax purposes.
[2]	Amortization for developed technology is recognized in cost of revenue. Amortization for trademarks and customer relationships is recognized in sales and marketing.
[3]	Consists of $9 million cash held in escrow, reported on the face of the consolidated balance sheets in short-term restricted cash, and other adjustments, including final working capital true-up.
[4]	Reflects the acquisition date fair value of the following additional cash consideration to be measured and expected to be paid in the third quarter of 2016 upon the achievement of the following: a. Payout of $10 million upon achievement of certain product and integration milestones; and b. Payout of $10 million upon achievement of certain performance-based targets relating to future product sales.
[5]	Intangible assets consist of developed technology, which is amortized over the estimated useful life of 3 years.
[6]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Flayvr technology with the Company's existing solutions and is allocated to the Company's Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.
[7]	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[8]	Reflects the acquisition date fair value of the following additional cash consideration to be remeasured at each reporting period and expected to be paid in the last quarter of 2016, upon the achievement of the following:
[9]	Goodwill is calculated as the difference between the estimated fair value of the consideration transferred and the estimated fair values of the assets acquired, liabilities assumed and non-controlling interest in the acquiree. The goodwill resulted primarily from the Company's expectation of synergies from the integration of Location Labs software with the Company's existing solutions and is allocated to the Company's Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.
[10]	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, the revised consideration of $18,859 was recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained unrecognized.
[11]	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two installments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. As of December 31, 2015, $21,352 has been paid. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.
[12]	Per the terms of the merger agreement, the acquisition-related expenses incurred by Location Labs were paid by the Company.
[13]	In July 2014, Location Labs authorized and issued 10,000 shares of Class B common stock to certain employees of Location Labs, of which 6,000 shares were designated as Class B-1 and 4,000 shares were designated as Class B-2. Class B-1 and B-2 shares have certain put and call redemption rights upon a change of control event, including the Company's acquisition of Location Labs in October 2014. Class B-1 shares are puttable to the Company by the shareholders for a three month period commencing on the first anniversary of the change in control for a maximum nominal value of $25,200. If the put option remains unexercised, three months after the put right expires the B-1 shares can be called by the Company for a three month period at the same redemption value as the put right. In October 2015, the Company redeemed the Class B-1 shares for $25,200. Class B-2 shares are puttable to the Company by the shareholders for a six month period commencing on January 1, 2016 for a maximum nominal value of $16,800. If the put option remains unexercised, three months after the put right expires the B-2 shares can be called by the Company for a three month period at the same redemption value as the put right. The redemption value is based upon the assumed achievement of certain financial metrics of Location Labs in 2014 and 2015. All other rights between the Class B-1 and B-2 shares were consistent. As described in Note 20, this redeemable non-controlling interest is classified outside of permanent equity.
[14]	The estimated useful lives of the identifiable assets and estimated fair values are follows: Estimated useful live Preliminary fair value (in years) Patents 14 $ 268 Trademarks 10 1,666 Customer relationships 7 64,629 Technology 3 7,256 Non-compete agreement 2 899 $ 74,718
[15]	Intangible assets included software of $25, trademarks of $572, customer relationships $5,802, and technology $863, which are amortized over their estimated useful lives of 3 to 7 years.
[16]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Norman technology with the Company's existing solutions and is allocated to the Company's SMB segment. Goodwill is not amortized and is not deductible for tax purposes.
[17]	Net assets included property and equipment of $142, and net deficit of $6,104. The cash acquired in the transaction totaled $3,709.
[18]	Intangible assets included a customer database of $70, a non-compete agreement of $524, and customer relationships of $447 which are being amortized over their estimated useful lives of 2 years respectively.
[19]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Winco technology with the Company's existing solutions and is allocated to the Company's Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.
[20]	Net assets included property and equipment of $33, and net deficit of $84. The cash acquired in the transaction totaled $4.
[21]	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.
[22]	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
[23]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of PrivacyChoice technology with the Company's existing solutions.
[24]	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[25]	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
[26]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of LPI's technology with the Company's existing solutions and LPI's workforce. Goodwill is not amortized and is not deductible for tax purposes.
[27]	Net assets included property and equipment of $210, and net deficit of $134. The cash acquired in the transaction totaled $925.
[28]	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.
[29]	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.